UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Wynnefield Capital, Inc.

   Address: 450 Seventh Avenue, Suite 509, New York, New York 10123.

   Form 13F File Number: 028-14761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Joshua H. Landes
   Title:   Chief Operating Officer
   Phone:   (212) 760-0814

Signature, Place and Date of Signing:

   /s/ Joshua H. Landes               New York, NY             November 14, 2012

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Wynnefield Capital, Inc.

Report Summary:

   Number of Other Included Managers:              0
   Form 13F Information Table Entry Total:         44
   Form 13F Information Table Value Total:         $274,029
                                                   (thousands)

List of Other Included Managers:

   None

WYNNEFIELD CAPITAL INC. - FORM 13F INFORMATION TABLE
9/30/12 - Q3


                                                                                                     Voting Authority
                                  Title of            Value     Shares/   SH/ Put/ Investment  ---------------------------
Name of Issuer                    Class    Cusip      (x$1000)  Prn Amt   PR  Call Discretion    Sole      Shared     None
--------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP                  COMM     00081T108    3,015     484,500 SH          Sole       484,500
AMERICAN RAILCAR INDUSTRIES INC   COMM     02916P103    4,251     150,000 SH          Sole       150,000
API TECHNOLOGIES CORP             COMM     00187E203    5,957   2,520,000 SH          Sole     2,520,000
BREEZE-EASTERN CORP               COMM     106764103    9,995   2,117,911 SH          Sole     2,117,911
CALLON PETROLEUM CO               COMM     13123X102    2,352     382,400 SH          Sole       382,400
CHIQUITA BRANDS INTL              COMM     170032809    5,348     700,000 SH          Sole       700,000
CORE-MARK HOLDING CO INC          COMM     218681104   33,586     708,110 SH          Sole       708,110
CROWN CRAFTS INC                  COMM     228309100    9,728   1,573,573 SH          Sole     1,573,573
DIAMOND FOODS INC                 COMM     252603105      971      51,607 SH          Sole        51,607
DLH HOLDINGS CORP                 COMM     23335Q100    4,058   4,141,833 SH          Sole     4,141,833
FEDERAL SIGNAL CORP               COMM     313855108   15,743   2,531,000 SH          Sole     2,531,000
GLOBAL POWER EQUIPMENT GROUP INC  COMM     37941P306    8,382     461,471 SH          Sole       461,471
HAMPSHIRE GROUP LTD               COMM     408859106      363     105,250 SH          Sole       105,250
HANDY & HARMAN LTD                COMM     410315105    8,663     635,050 SH          Sole       635,050
HECKMANN CORP                     COMM     422680108    9,373   2,286,750 SH          Sole     2,286,750
HERCULES OFFSHORE INC             COMM     427093109    1,560     320,000 SH          Sole       320,000
ICON PLC - SPONSORED ADR          ADRS     45103T107   26,198   1,095,000 SH          Sole     1,095,000
KID BRANDS INC                    COMM     49375T100      689     470,503 SH          Sole       470,503
KINDRED HEALTHCARE INC            COMM     494580103    3,869     350,000 SH          Sole       350,000
KRATOS DEFENSE & SECURITY         COMM     50077B207    9,928   1,700,000 SH          Sole     1,700,000
LANDEC CORP                       COMM     514766104   24,057   2,193,271 SH          Sole     2,193,271
LAYNE CHRISTENSEN COMPANY         COMM     521050104      994      50,690 SH          Sole        50,690
LIBBEY INC                        COMM     529898108    5,437     344,546 SH          Sole       344,546
MAM SOFTWARE GROUP INC            COMM     55277Q201    8,781   3,497,687 SH          Sole     3,497,687
MVC CAPITAL INC                   COMM     553829102   20,445   1,625,258 SH          Sole     1,625,258
NATURES SUNSHINE PRODS INC        COMM     639027101   23,203   1,464,911 SH          Sole     1,464,911
NEVADA GOLD & CASINOS INC         COMM     64126Q206      656     772,188 SH          Sole       772,188
OVERHILL FARMS INC                COMM     690212105      246      55,701 SH          Sole        55,701
PILGRIM'S PRIDE CORP              COMM     72147K108      256      50,000 SH          Sole        50,000
PRIMO WATER CORP                  COMM     74165N105    1,155   1,100,000 SH          Sole     1,100,000
PROSHARES ULTRA GOLD              ETF      74347W601    1,454      15,000 SH          Sole        15,000
ROTECH HEALTHCARE INC             COMM     778669101    1,284   2,517,500 SH          Sole     2,517,500
S&W SEED                          COMM     785135104      316      52,047 SH          Sole        52,047
SMTC CORPORATION                  COMM     832682207    1,518     688,450 SH          Sole       688,450
SPDR GOLD TRUST                   ETF      78463V107    1,850      10,765 SH          Sole        10,765
STEEL PARTNERS HLDGS LP           COMM     85814R107      231      45,000 SH          Sole        45,000
STORAGENETWORKS INC               COMM     86211E103        0      88,200 SH          Sole        88,200
SUMMER INFANT INC                 COMM     865646103    5,334   3,000,000 SH          Sole     3,000,000
TELOS CORP MD 12% PFD             PREF     87969B200    4,949     373,500 SH          Sole       373,500
TRANSWORLD CORPORATION            COMM     89336R207    2,785   1,483,548 SH          Sole     1,483,548
ULTRAPETROL (BAHAMAS) LTD         COMM     P94398107      142     100,000 SH          Sole       100,000
ULTRASHORT LEHMAN 20+ YEAR        ETF      74347R297      156      10,000 SH          Sole        10,000
UNIGENE LABORATORIES INC          COMM     904753100      977   6,600,000 SH          Sole     6,600,000
WESTMORELAND COAL CO              COMM     960878106    3,773     380,000 SH          Sole       380,000